Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Recovery
	2021	2020
Net loss	$(2,490,499)	(3,052,779)

Expected income tax recovery	(642,549)	(763,195)
Non-deductible expenses	448,589	1,434,165
Change in valuation allowance	193,960	(670,970)
	$-	-